Financial Instruments and Financial Risk Management - Schedule of Carrying Value of the Financial Instruments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	$ 945,096	$ 11,349,497
Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	745,000
NCAC Sponsor promissory note [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value		1,474,256
Level 1 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	200,096	875,000
Level 1 [Member] | Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Level 1 [Member] | NCAC Sponsor promissory note [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Level 2 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	745,000	26,608
Level 2 [Member] | Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	745,000
Level 2 [Member] | NCAC Sponsor promissory note [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Level 3 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value		10,447,889
Level 3 [Member] | Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Level 3 [Member] | NCAC Sponsor promissory note [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value		1,474,256
Warrant Liabilities [Member] | Derivative warrant liabilities – public warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	200,096	875,000
Warrant Liabilities [Member] | Derivative warrant liabilities – private warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value		26,608
Warrant Liabilities [Member] | Level 1 [Member] | Derivative warrant liabilities – public warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	200,096	875,000
Warrant Liabilities [Member] | Level 1 [Member] | Derivative warrant liabilities – private warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Warrant Liabilities [Member] | Level 2 [Member] | Derivative warrant liabilities – public warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Warrant Liabilities [Member] | Level 2 [Member] | Derivative warrant liabilities – private warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value		26,608
Warrant Liabilities [Member] | Level 3 [Member] | Derivative warrant liabilities – public warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Warrant Liabilities [Member] | Level 3 [Member] | Derivative warrant liabilities – private warrants [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Convertible notes [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value		7,657,397
Convertible notes [Member] | Level 1 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Convertible notes [Member] | Level 2 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Convertible notes [Member] | Level 3 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value		7,657,397
PGI promissory note [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value		1,316,236
PGI promissory note [Member] | Level 1 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
PGI promissory note [Member] | Level 2 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
PGI promissory note [Member] | Level 3 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value		$ 1,316,236